Significant accounting policies - Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement [Line Items]
Net income/(loss)	€ 1,239	€ 711	[1]	€ 2,469	[1]
Gains / (losses) on revaluation of available-for-sale investments	3,471	(2,142)	[1]	1,376	[1]
Total comprehensive income/(loss)	3,471	(396)	[1]	501	[1]
Total comprehensive income/(loss) attributable to:
Owners of Aegon N.V.	3,472	(398)	[1]	505	[1]
Non-controlling interests	€ (1)	2	[1]	(3)	[1]
Previously stated [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement [Line Items]
Net income/(loss)		711		2,469
Gains / (losses) on revaluation of available-for-sale investments		(2,138)		1,283
Income tax relating to items that may be reclassified		493		951
Total comprehensive income/(loss)		(393)		431
Total comprehensive income/(loss) attributable to:
Owners of Aegon N.V.		(395)		435
Non-controlling interests		2		(3)
Accounting Policy Change Liability Adequacy Testing [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement [Line Items]
Gains / (losses) on revaluation of available-for-sale investments		(4)		93
Income tax relating to items that may be reclassified		1		(23)
Total comprehensive income/(loss)		(3)		70
Total comprehensive income/(loss) attributable to:
Owners of Aegon N.V.		(3)		70
As Restated [Member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement [Line Items]
Net income/(loss)		711		2,469
Gains / (losses) on revaluation of available-for-sale investments		(2,142)		1,376
Income tax relating to items that may be reclassified		494		927
Total comprehensive income/(loss)		(396)		501
Total comprehensive income/(loss) attributable to:
Owners of Aegon N.V.		(398)		505
Non-controlling interests		€ 2		€ (3)

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.